Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Deferred Financing Activity
The following table presents deferred financing activity for the year ended December 31, 2016 (in thousands):

	Unamortized Deferred Financing Costs
	Balance 12/31/2015	Additions	Refinances	Early Extinguishment	Amortized	Balance 12/31/2016
Revolving Credit Facility	$6,456	$—	$—	$—	$(2,036)	$4,420
2019 Notes	20,182	—	(3,423)	(585)	(4,481)	11,693
2020 Notes	18,892	—	—	—	(3,839)	15,053
2022 Private Placement Notes	1,170	—	—	(110)	(157)	903
2022 Notes	—	9,337	3,423	—	(1,046)	11,714
Total Deferred Financing Costs	$46,700	$9,337	$—	$(695)	$(11,559)	$43,783

Summary of Debt
The Company’s debt at December 31, 2016 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs	Net Carrying Amount
6.375% Senior Secured Notes due 2019	$719,465	$—	$(11,693)	$707,772
8.75% Senior Notes due 2020	930,000	5,848	(15,053)	920,795
8.875% Senior Secured Notes Due 2022	270,000	(2,960)	(903)	266,137
7.875% Senior Secured Notes Due 2022	600,000	3,710	(11,714)	591,996
Total Notes payable	$2,519,465	$6,598	$(39,363)	$2,486,700
The Company’s debt at December 31, 2015 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium	Unamortized Deferred Financing Costs	Net Carrying Amount
Series C Revolving Credit Facility Due 2017	$1,440	$—	$—	$1,440
Series A, B Revolving Credit Facilities Due 2019	18,560	—	—	18,560
6.375% Senior Secured Notes due 2019	925,000	—	(20,182)	904,818
8.75% Senior Notes due 2020	930,000	7,060	(18,892)	918,168
8.875% Senior Secured Notes due 2022	300,000	(3,704)	(1,170)	295,126
Total Notes payable	$2,175,000	$3,356	$(40,244)	$2,138,112